RETIREMENT PLAN	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
RETIREMENT PLAN	NOTE 10 – RETIREMENT PLAN The Company established a 401(k) retirement plan covering all eligible employees beginning November 15, 2013. There were no contributions charged to expense in 2015 and 2014.